LEASES (Schedule of Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 3,266
Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	3,139
Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	127
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	419
2021 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	314
2021 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	105
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	336
2022 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	314
2022 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	22
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	314
2023 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	314
2023 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	329
2024 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	329
2024 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments
2025-2030 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	1,868
2025-2030 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	1,868
2025-2030 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments